UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: March 31, 2018

Purchase Date		Principal Amount or Shares	Fair Value
	INVESTMENTS IN SECURITIES
	U.S. Corporate Bonds - 5.5%
	American Depository Receipts - 0.8%
June 22, 2009	Deutsche Telekom, 6.000%, due July 8, 2019	250,000	259,850
	Total American Depository Receipts		259,850
	Consumer Staples - 1.1%
August 25, 2009	Yum! Brands Inc, 5.300%, due September 15, 2019	355,000	364,319
	Total Customer Staples		364,319
	Information Technology - 1.1%
February 1, 2010	Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	103,295
July 8, 2009	Oracle Corp., 5.000%, due July 8, 2019	250,000	257,723
	Total Information Technology		361,018
	Transportation - 1.6%
January 16, 2009	FedEx Corp., 8.000%, due January 15, 2019	500,000	521,035
	Total Transportation		521,035
	Utilities - 0.8%
January 20, 2009	Metropolitan Edison, 7.700%, due January 15, 2019	250,000	259,715
	Total Utilities		259,715

	Total U.S. Corporate Bonds (Cost $1,729,820)		1,765,936
	U.S. Common Stock - 91.6%
	American Depository Receipts - 2.6%
	Atlantic Power Corp.	2,700	5,670
	Eaton Corp, PLC	1,400	111,874
	Enbridge Inc.	5,215	164,116
	Invesco Ltd.	6,300	201,663
	Obsidian Energy Ltd.	3,400	3,329
	Royal Dutch Shell, PLC	4,300	281,779
	Sanofis-Aventis	600	24,048
	Seadrill, Ltd.	1,200	234
	Unilever PLC	800	44,448
	Wheaton Precious Metals Corp.	700	14,259
	Total American Depository Receipts		851,420
	Consumer Staples - 3.2%
	Coca Cola Company	11,050	479,902
	The Kraft Heinz Company	4,900	305,221
	Mondelez International, Inc.	1,500	62,595
	Proctor & Gamble Co.	2,200	174,416
	Total Consumer Staples		1,022,134
	Consumer Discretionary - 0.9%
	Genuine Parts Co.	3,400	305,456
	Total Consumer Discretionary		305,456
	Energy - 2.4%
	Chevron Corp.	1,800	205,272
	Diamond Offshore Drilling, Inc.	1,515	22,210
	Exxon Mobil Corp.	2,400	179,064
	Hollyfrontier Corp.	3,400	166,124
	Kinder Morgan, Inc.	14,119	212,632
	Total Energy		785,302
	Financials - 24.8%
	AvalonBay Communities, Inc.	1,750	287,805
	Digital Realty Trust, Inc.	3,310	348,808
	EPR Properties	1,900	105,260
	Equity Residential PPTYS	3,000	184,860
	Essex PPTY	400	96,272
	HCP, Inc.	4,600	106,858
	Healthcare Realty Trust, Inc.	5,425	150,327
	Highwoods Properties, Inc.	1,300	56,966
	Hospitality Properties Trust	13,400	339,556
	Iron Mountain Inc.	8,100	266,166
	Lamar Advertising Company	5,750	366,045
	Liberty Properties Trust	16,040	637,269
	LTC Properties, Inc.	7,330	278,540
	Mack Cali Rlty Corp.	5,600	93,576
	National Retail Properties, Inc.	1,470	57,712
	Omega Healthcare Investors, Inc.	5,831	157,670
	Public Storage Inc.	1,000	200,390
	Quality Care Properties Inc.	920	17,876
	Realty Income Corp.	12,255	633,951
	Redwood Trust, Inc.	2,600	40,222
	RMR Group, Inc., The	274	19,166
	Sabra Health Care REIT, Inc.	2,970	52,421
	Senior Housing Properties Trust	10,400	162,864
	Stag Industrial, Inc.	14,530	347,558
	Sun Communities, Inc.	4,305	393,348
	T Rowe Price Group Inc.	5,300	572,241
	Tanger Factory Outlet Ctr.	6,400	140,800
	Ventas, Inc.	10,800	534,924
	Vornado Realty Trust	2,500	168,250
	Washington REIT	6,600	180,180
	Wells Fargo & Co.	9,540	499,991
	Welltower, Inc.	8,810	479,528
	Total Financials		7,977,400
	Health Care - 5.0%
	Amgen Inc.	2,380	405,742
	Bristol Myers Squibb	6,900	436,425
	Eli Lilly & Co.	2,500	193,425
	Merck & Co Inc.	6,695	364,677
	Pfizer Inc.	6,000	212,940
	Total Healthcare		1,613,209
	Industrials - 2.3%
	General Electric Co.	24,550	330,934
	Pitney Bowes, Inc.	3,000	32,670
	United Parcel Service	3,670	384,102
	Total Industrials		747,706
	Information Technology - 4.5%
	Cisco Systems, Inc.	11,380	488,088
	International Business Machines Corp.	2,370	363,629
	Paychex, Inc.	9,925	611,281
	Total Information Technology		1,462,998
	Master Limited Partnerships - 9.0%
	Amerigas Partners LP	7,230	288,983
	Blackstone Group LP	6,100	194,895
	Boardwalk Pipeline Partners LP	10,218	103,713
	Buckeye Partners LP	6,472	241,988
	CVR Partners LP	4,760	15,470
	Enbridge Energy Partners LP	3,700	35,668
	Energy Transfer Partners LP	12,468	202,231
	Enterprise Products Partners LP	18,600	455,328
	KKR & Co. LP	2,370	48,111
	Magellan Midstream Partners LP	7,600	443,460
	MPLX LP	2,180	72,027
	Nustar Energy LP	4,100	83,599
	Plains All American Pipeline LP	3,914	86,225
	Spectra Energy Partners LP	9,266	311,708
	Suburban Propane Partners LP	3,200	70,432
	TC Pipelines LP	2,300	79,787
	Terra Nitrogen Company LP	225	18,891
	Williams Partners LP	4,541	156,347
	Total Master Limited Partnerships		2,908,863
	Materials - 0.3%
	International Paper Co	1,900	101,517
	Total Mutual Funds		101,517
	Mutual Funds - 1.2%
	Blackrock Global Floating Rate Income Fund	3,179	44,442
	John Hancock Preferred Income Fund	3,284	67,256
	iShares Investment Grade Corp. Bonds	640	75,130
	iShares US Preferred ETF	2,516	94,501
	SPDR Barclays High Yield Bond ETF	2,600	93,210
	Total Mutual Funds		374,539
	Telecommunication Services - 8.2%
	AT & T, Inc.	29,570	1,054,171
	Centurylink, Inc.	6,900	113,367
	Consolidated Communications	9,600	105,216
	Verizon Communications	28,300	1,353,306
	Total Telecommunication Services		2,626,060
	Utilities - 27.1%
	Alliant Energy Corp.	14,900	608,814
	American Electric Power, Inc.	8,240	565,182
	Atmos Energy Corp.	1,500	126,360
	Centerpoint Energy, Inc.	19,800	542,520
	Consolidated Edison	8,100	631,314
	Dominion Energy, Inc.	10,900	734,987
	Duke Energy Corp.	9,095	704,590
	Entergy Corp.	4,170	328,513
	Eversource Energy	10,481	617,541
	Exelon Corp.	6,500	253,565
	Firstenergy Corp	1,255	42,683
	NextEra Energy, Inc.	3,170	517,756
	PPL Corporation	13,945	394,504
	Public Service Enterprise Group, Inc.	12,000	602,880
	Sempra Corp	1,740	193,523
	Southern Company	14,730	657,842
	WEC Energy Group, Inc.	10,840	679,668
	Xcel Energy, Inc.	11,670	530,752
	Total Utilities		8,732,991

	Total U.S. Common Stock (Cost $33,818,408)		$ 29,509,595
	Cash Equivalents - 2.9%
	Total Cash Equivalents (Cost $944,796)		$ 944,796

	TOTAL INVESTMENT IN SECURITIES (Cost $34,476,417)		$ 32,220,327

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		1,765,936		1,765,936
US Common Stock	29,509,595			29,509,595
Cash Equivalents	944,796			944,796
TOTALS				$32,220,327

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date:April 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: April 12, 2018